INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
12.	INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2010	2011
	RMB	RMB
Trademark	502,193	1,347,193
Computer software	511,264	2,595,474
Less: accumulated amortization	(62,349)	(286,275)
Intangible assets, net	951,108	3,656,392

Amortization expense was RMB4,130, RMB58,219 and RMB223,926 for the years ended December 31, 2009, 2010 and 2011, respectively. Amortization expense for each of the next five years will be approximately RMB516,556.